Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 17,873	$ 549,395
Prepaid expenses and other current assets	107,034	128,561
Total current assets	124,907	677,956
Cash and marketable securities held in Trust Account	229,788,742	229,884,479
TOTAL ASSETS	229,913,649	230,562,435
Current liabilities
Accrued expenses and other current liabilities		2,041,838
Accounts payable and accrued expenses	1,981,461	2,041,838
Promissory note – related party	500,000
Total Current Liabilities	2,481,461	2,041,838
Convertible note – related party	480,400
Warrant liability	6,605,462	630,224
TOTAL LIABILITIES	9,567,323	2,672,062
Commitments
Common stock subject to possible redemption, Value	229,775,680	222,890,370
Stockholders’ deficit
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding
Common stock value	654	723
Additional paid-in capital	5,816,446	7,584,657
Accumulated deficit	(15,246,454)	(2,585,377)
Total Stockholders’ Equity	(9,429,354)	5,000,003
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	229,913,649	230,562,435
FF Intelligent Mobility Global Holdings Ltd
Current assets
Cash	52,527	1,124	$ 2,221
Restricted cash	5,721	703	1,133
Deposits	6,574	6,412	5,164
Other current assets	5,084	6,200	10,515
Total current assets	69,906	14,439	19,033
Property and equipment, net	287,718	293,933	292,526
Other non-current assets	11,749	8,010	3,658
TOTAL ASSETS	369,373	316,382	315,217
Current liabilities
Accounts payable	67,486	86,601	68,648
Accrued expenses and other current liabilities	59,721	52,382	48,265
Related party accrued interest	47,274	78,583	42,352
Accrued interest	50,776	39,707	17,459
Related party notes payable	207,755	299,403	286,583
Notes payable, current portion	297,454	182,151	126,922
Vendor payables in trust	109,574	110,224	115,900
Promissory note – related party
Total Current Liabilities	840,040	849,051	706,129
Convertible note – related party
Capital leases, less current portion	38,040	36,501	41,162
Other liability, less current portion	7,880	1,000	7,475
Deferred rent, less current portion			113
Notes payable, less current portion	36,172	9,168
TOTAL LIABILITIES	922,132	895,720	754,879
Commitments
Redeemable Preference Convertible Stock	724,823	724,823	724,823
Class A-1 Convertible Preferred Stock, $0.00001 par value; 87,617,555 shares authorized and 57,513,413 shares issued and outstanding as of June 30, 2021 and no shares authorized, issued or outstanding as of December 31, 2020	96,048
Class A-2 Convertible Preferred Stock, $0.00001 par value; 158,479,868 shares authorized and 19,546,600 shares issued and outstanding as of June 30, 2021 and no shares authorized, issued or outstanding as of December 31, 2020	38,311
Class B Convertible Preferred Stock, $0.00001 par value; 452,941,177 and 600,000,000 shares authorized as of June 30, 2021 and December 31, 2020, respectively; 452,941,177 shares issued and outstanding; redemption amount of $1,106,988	697,643	697,643	924,149
Stockholders’ deficit
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding
Additional paid-in capital	416,504	395,308	158,704
Accumulated other comprehensive loss	(6,650)	(5,974)	(3,284)
Accumulated deficit	(2,519,439)	(2,391,139)	(2,244,054)
Total Stockholders’ Equity	(2,109,584)	(2,001,804)	(2,088,634)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	369,373	316,382	315,217
Class A Ordinary Stock | FF Intelligent Mobility Global Holdings Ltd
Stockholders’ deficit
Common stock value
Total Stockholders’ Equity
Class B Ordinary Stock | FF Intelligent Mobility Global Holdings Ltd
Stockholders’ deficit
Common stock value	1	1
Total Stockholders’ Equity	$ 1	$ 1